5. Earnings per Share (EPS) (Details Narrative) - shares	3 Months Ended
	Sep. 23, 2018	Sep. 24, 2017
Earnings Per Share [Abstract]
Options To Purchase Shares Of Common Stock Excluded From Computation Of Diluted Shares	378,056	478,056